SCHEDULE OF EXERCISE PRICE OF OUTSTANDING STOCK OPTIONS (Details) - shares	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	2,487,822	2,050,197
Exercise Price Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	1,461,499	1,023,249
Exercise Price Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	992,250	992,250
Exercise Price Range Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	34,073	34,698